Inventories	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Inventories
22	INVENTORIES

	December 31, 2018	December 31, 2017
	RMB	RMB
Crude oil and other raw materials	56,548	48,936
Work in progress	13,773	12,811
Finished goods	109,067	83,908
Spare parts and consumables	53	170

	179,441	145,825
Less: Write down in inventories	(4,855)	(1,156)

	174,586	144,669